S000053131 [Member] Shareholder Fees - UBS Select Government Institutional Fund - UBS Select Government Institutional Fund	Apr. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%